Property, plant and equipment (Details) - Schedule of property, plant and equipment - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	£ 8,794
Depreciation charge for the year	(5,897)	£ (705)
Balance	85,934	8,794
Cost [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	9,499
Additions	38,139	9,499
Acquisition of a subsidiary	50,758
Disposals	(5,186)
Balance	93,210	9,499
Net book value [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	8,794
Balance	85,934	8,794
Leasehold Property [Member] | Cost [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	5,450
Additions	13,902	5,450
Acquisition of a subsidiary	30,367
Disposals	(1,387)
Balance	48,332	5,450
Leasehold Property [Member] | Net book value [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	5,029
Balance	43,493	5,029
Freehold Property [Member] | Cost [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance
Additions
Acquisition of a subsidiary	14,907
Disposals
Balance	14,907
Freehold Property [Member] | Net book value [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance
Balance	14,907
Leasehold improvements [member] | Cost [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	1,191
Additions	11,784	1,191
Acquisition of a subsidiary	2,576
Disposals	(1,849)
Balance	13,702	1,191
Leasehold improvements [member] | Net book value [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	1,137
Balance	13,068	1,137
Fixtures and fittings [member] | Cost [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	832
Additions	2,892	832
Acquisition of a subsidiary	1,375
Disposals	(1,076)
Balance	4,023	832
Fixtures and fittings [member] | Net book value [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	719
Balance	3,590	719
Computer equipment [member] | Cost [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	235
Additions	363	235
Acquisition of a subsidiary	252
Disposals	(252)
Balance	598	235
Computer equipment [member] | Net book value [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	200
Balance	430	200
Motor vehicles [member] | Cost [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	1,791
Additions	9,198	1,791
Acquisition of a subsidiary	116
Disposals	(116)
Balance	10,989	1,791
Motor vehicles [member] | Net book value [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	1,709
Balance	9,838	1,709
Plant and machinery [member] | Cost [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance
Additions
Acquisition of a subsidiary	1,165
Disposals	(506)
Balance	659
Plant and machinery [member] | Net book value [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance
Balance	608
Accumulated depreciation [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	(705)
Disposals	264
Depreciation charge for the year	(6,835)	(705)
Balance	(7,276)	(705)
Accumulated depreciation [Member] | Leasehold Property [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	(421)
Disposals	143
Depreciation charge for the year	(4,561)	(421)
Balance	(4,839)	(421)
Accumulated depreciation [Member] | Freehold Property [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance
Disposals
Depreciation charge for the year
Balance
Accumulated depreciation [Member] | Leasehold improvements [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	(54)
Disposals	40
Depreciation charge for the year	(620)	(54)
Balance	(634)	(54)
Accumulated depreciation [Member] | Fixtures and fittings [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	(113)
Disposals	25
Depreciation charge for the year	(345)	(113)
Balance	(433)	(113)
Accumulated depreciation [Member] | Computer equipment [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	(35)
Disposals	21
Depreciation charge for the year	(154)	(35)
Balance	(168)	(35)
Accumulated depreciation [Member] | Motor vehicles [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	(82)
Disposals	7
Depreciation charge for the year	(1,076)	(82)
Balance	(1,151)	(82)
Accumulated depreciation [Member] | Plant and machinery [member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance
Disposals	28
Depreciation charge for the year	(79)
Balance	£ (51)